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LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Common Stocks — 99.6%	Shares	Fair Value	Common Stocks — 99.6% (continued)	Shares	Fair Value
Communications — 12.1%			Health Care — 5.6% (continued)
Alphabet, Inc., Class A	1,613	$309,535	Viatris, Inc.	12,578	$109,932
AT&T, Inc.	3,433	94,099			372,777
Comcast Corporation, Class A	427	14,189	Industrials — 4.1%
DoorDash, Inc., Class A(a)	38	9,510	CSX Corporation	1,411	50,147
Meta Platforms, Inc., Class A	378	292,360	GE Vernova, LLC	223	147,245
Netflix, Inc.(a)	7	8,116	L3Harris Technologies, Inc.	30	8,245
T-Mobile US, Inc.	69	16,450	Norfolk Southern Corporation	24	6,672
Warner Bros Discovery, Inc.(a)	4,967	65,415	Republic Services, Inc.	74	17,068
		809,674	Rollins, Inc.	760	43,525
Consumer Discretionary — 10.3%					272,902
Amazon.com, Inc.(a)	1,101	257,755	Materials — 2.2%
Carnival Corporation(a)	235	6,995	Amcor PLC	12,040	112,574
Ford Motor Company	4,394	48,642	Linde PLC	66	30,377
Lennar Corporation, Class A	157	17,612			142,951
NIKE, Inc., Class B	101	7,544	Real Estate — 8.0%
Royal Caribbean Cruises Ltd.	19	6,040	Host Hotels & Resorts, Inc. - REIT	6,244	98,155
Tapestry, Inc.	284	30,680	Invitation Homes, Inc. - REIT	2,828	86,678
Tesla, Inc.(a)	1,008	310,737	Realty Income Corporation - REIT	1,466	82,287
		686,005	Regency Centers Corporation - REIT	452	32,273
Consumer Staples — 7.1%			UDR, Inc. - REIT	1,680	66,007
Altria Group, Inc.	537	33,262	Ventas, Inc. - REIT	1,425	95,731
Archer-Daniels-Midland Company	127	6,881	VICI Properties, Inc. - REIT	1,111	36,219
Conagra Brands, Inc.	1,251	22,843	Weyerhaeuser Company - REIT	1,551	38,853
Estee Lauder Companies, Inc. (The), Class A	87	8,121			536,203
Hormel Foods Corporation	2,943	82,668	Technology — 33.4%+
Kenvue, Inc.	4,991	107,007	Advanced Micro Devices, Inc.(a)	1,747	308,013
Keurig Dr Pepper, Inc.	2,957	96,546	Apple, Inc.	1,164	241,611
Monster Beverage Corporation(a)	660	38,775	Broadcom, Inc.	857	251,701
The Kraft Heinz Company	2,763	75,872	Cadence Design Systems, Inc.(a)	67	24,426
		471,975	Cisco Systems, Inc.	434	29,547
Energy — 2.2%			Corning, Inc.	121	7,652
Baker Hughes Company	808	36,400	Gen Digital, Inc.	1,513	44,618
Coterra Energy, Inc.	1,168	28,488	HP, Inc.	690	17,112
Exxon Mobil Corporation	57	6,363	Jabil, Inc.	31	6,918
First Solar, Inc.(a)	256	44,731	Lam Research Corporation	65	6,165
Kinder Morgan, Inc.	1,195	33,532	Microchip Technology, Inc.	96	6,489
		149,514	Micron Technology, Inc.	173	18,881
Financials — 4.0%			Microsoft Corporation	484	258,215
Arch Capital Group Ltd.	359	30,896	NVIDIA Corporation	2,830	503,371
Brown & Brown, Inc.	413	37,736	NXP Semiconductors N.V.	30	6,413
Globe Life, Inc.	143	20,087	ON Semiconductor Corporation(a)	125	7,045
JPMorgan Chase & Company	37	10,961	Oracle Corporation	324	82,221
KeyCorporation	1,423	25,500	Palantir Technologies, Inc., Class A(a)	1,821	288,356
Robinhood Markets, Inc., Class A(a)	1,126	116,034	Salesforce, Inc.	24	6,200
Synchrony Financial	393	27,380	Seagate Technology Holdings PLC	51	8,008
		268,594	Super Micro Computer, Inc.(a)	145	8,551
Health Care — 5.6%			Synopsys, Inc.(a)	75	47,510
Align Technology, Inc.(a)	111	14,320	Teradyne, Inc.	76	8,165
Baxter International, Inc.	1,198	26,068	Texas Instruments, Inc.	33	5,975
Centene Corporation(a)	2,173	56,650	Verisk Analytics, Inc.	67	18,673
Eli Lilly & Company	9	6,661	Visa, Inc., Class A	25	8,637
Hologic, Inc.(a)	1,305	87,201	Western Digital Corporation	97	7,633
Pfizer, Inc.	1,742	40,571			2,228,106
Solventum Corporation(a)	98	6,993	Utilities — 10.6%
UnitedHealth Group, Inc.	33	8,235	Alliant Energy Corporation	614	39,916
Universal Health Services, Inc., Class B	97	16,146	CenterPoint Energy, Inc.	2,745	106,561
			CMS Energy Corporation	345	25,461

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LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2025

Common Stocks — 99.6%	Shares	Fair Value

Utilities — 10.6% (continued)
Exelon Corporation	1,871	$84,083
FirstEnergy Corporation	2,795	119,374
NiSource, Inc.	2,251	95,555
PG&E Corporation	7,875	110,408
PPL Corporation	3,354	119,704
Vistra Corporation	37	7,716
		708,778

Total Common Stocks
(Cost $5,840,232)		6,647,479

Total Investments — 99.6%
(Cost $5,840,232)		6,647,479

Other Assets in Excess of Liabilities — 0.4%		27,042

Total Net Assets — 100.0%		$6,674,521

LLC	- Limited Liability Company
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

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